Significant Accounting Policies - Impact of the adoption of ASU 2014-09 (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018 [1]
Prepaids and other current assets	$ 2,142	$ 4,929
Accrued liabilities	9,657	$ 7,496
Balances without adoption of ASC 606 [Member]
Prepaids and other current assets	1,907
Accrued liabilities	9,422
Effect of adoption Increase/(decrease)
Prepaids and other current assets	235
Accrued liabilities	$ 235

[1]	Recast (refer to note 1)